Annual Total Returns[BarChart] - Transamerica WMC US Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.93%)	12.86%	32.13%	10.83%	6.61%	2.54%	28.86%	(0.03%)	40.05%	37.30%